PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Long-Term Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Derivative financial instruments (notes 6.1 and 6.3)	$ 45	$ 58
Payable from acquisition of financial assets	85	115
Unfavorable contracts	92	105
Income tax payable	202	219
Other	187	258
Other long-term liabilities	914	874
ArcelorMittal Texas HBI
Disclosure of detailed information about business combination [line items]
Put option liability	181	0
Sonasid
Disclosure of detailed information about business combination [line items]
Put option liability	122	119
AMSF
Disclosure of detailed information about business combination [line items]
Unfavorable contracts	92	105
Put option liability	179	252
Financial guarantee contracts
Disclosure of detailed information about business combination [line items]
Payable from acquisition of financial assets	$ 66	$ 80